Document and Entity Information	Mar. 04, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001851194
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 04, 2026
Entity Registrant Name	VENTYX BIOSCIENCES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40928
Entity Tax Identification Number	83-2996852
Entity Address, Address Line One	Eli Lilly and Company Global Headquarters
Entity Address, Address Line Two	Lilly Corporate Center
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46285
City Area Code	760
Local Phone Number	407-6511
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	VTYX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false